RELATED PARTY TRANSACTIONS - Transactions with Other Affiliates of Geveran (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Front Ocean Management AS
Related Party Transaction [Line Items]
Total related party transactions	$ (500)	$ (100)	$ 0
Frontline Management AS
Related Party Transaction [Line Items]
Total related party transactions	(300)	(500)	(300)
Affiliate
Related Party Transaction [Line Items]
Total related party transactions	(4,532)	(4,298)	(2,674)
Affiliate | Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Total related party transactions	(225)	(144)	(312)
Affiliate | Front Ocean Management AS
Related Party Transaction [Line Items]
Total related party transactions	(226)	(55)	0
Affiliate | Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Total related party transactions	(272)	(288)	(122)
Affiliate | Front Ocean Management Ltd
Related Party Transaction [Line Items]
Total related party transactions	(258)	0	0
Affiliate | Golden Ocean Management AS
Related Party Transaction [Line Items]
Total related party transactions	0	(1)	0
Affiliate | Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Total related party transactions	(3,489)	(3,235)	(1,795)
Affiliate | Seatankers Management Norway AS
Related Party Transaction [Line Items]
Total related party transactions	(58)	(59)	(81)
Affiliate | Frontline plc
Related Party Transaction [Line Items]
Total related party transactions	0	(2)
Related party revenue			17
Affiliate | Frontline Management AS
Related Party Transaction [Line Items]
Total related party transactions		(184)	(154)
Related party revenue	10
Affiliate | SFL Corporation Ltd
Related Party Transaction [Line Items]
Total related party transactions	0	0	(2)
Affiliate | FS Maritime SARL
Related Party Transaction [Line Items]
Total related party transactions	(32)	(337)	(225)
Affiliate | Avance Gas Trading Ltd
Related Party Transaction [Line Items]
Related party revenue	4	0	0
Affiliate | Sloane Square Capital Holdings Ltd
Related Party Transaction [Line Items]
Related party revenue	8	0	0
Affiliate | Northern Ocean Limited
Related Party Transaction [Line Items]
Related party revenue	$ 6	$ 7	$ 0